IFRS 7 Disclosures - Schedule of Maturity of Financial Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term debt	$ 6,234	$ 4,882
Capital instruments	6,122	6,980
Derivatives	14,289	10,038
Deposits from bank clients	22,507	20,720
Lease liabilities	420
Less than 1 year [Member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Derivatives	2,656	294
Deposits from bank clients	16,884
Lease liabilities	112
1 to 3 years [Member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Capital instruments	615
Derivatives	1,956	387
Deposits from bank clients	3,000
Lease liabilities	154
3 to 5 years [Member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term debt	2,661
Derivatives	1,146	379
Deposits from bank clients	2,623
Lease liabilities	93
Over 5 years [Member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term debt	3,573	3,277
Capital instruments	5,507
Derivatives	8,531	$ 8,978
Lease liabilities	$ 61